Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not grant options or SARs in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option or SAR grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such options or SARs. Although we do not have a formal policy with respect to the timing of our stock appreciation right grants, the committee has historically granted such SARs on a predetermined annual schedule.
For purposes of determining the number of LILA and LILAK awards to be granted each year for the target annual equity values of our executive officers and other key employees, the compensation committee expects to use the 1:2 weighted, LILA and LILAK, 5-day average prices of such shares leading up to the date of such committee’s approval of the grants to determine the number of awards to issue. The grant date for such awards generally occurs in March of each year. For 2025, awards were granted in mid-March to our NEOs. As a relatively new company, the compensation committee continues to evaluate appropriate timing of grants under our annual equity grant program and may determine to grant awards at another time in subsequent years. Grants of equity awards to eligible employees would otherwise only be made in connection with significant events, such as hiring or promotion.
During the fiscal year ended December 31, 2025, none of our named executive officers were awarded options or SARs with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method
We do not grant options or SARs in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on option or SAR grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material nonpublic information into account when determining the timing and terms of such options or SARs. Although we do not have a formal policy with respect to the timing of our stock appreciation right grants, the committee has historically granted such SARs on a predetermined annual schedule.
For purposes of determining the number of LILA and LILAK awards to be granted each year for the target annual equity values of our executive officers and other key employees, the compensation committee expects to use the 1:2 weighted, LILA and LILAK, 5-day average prices of such shares leading up to the date of such committee’s approval of the grants to determine the number of awards to issue.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Although we do not have a formal policy with respect to the timing of our stock appreciation right grants, the committee has historically granted such SARs on a predetermined annual schedule.
MNPI Disclosure Timed for Compensation Value	false